Consolidated Statements of Income by Function - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Income by Function
Net sales	$ 1,672,915,799	$ 1,848,878,619	$ 1,777,459,320
Cost of sales	(968,027,774)	(1,069,024,964)	(1,033,910,027)
Gross Profit	704,888,025	779,853,655	743,549,293
Other income	2,609,168	550,834	1,760,899
Distribution expenses	(165,775,484)	(192,927,875)	(183,676,895)
Administrative expenses	(313,742,853)	(348,199,321)	(346,202,795)
Other expenses	(16,057,763)	(16,701,471)	(22,765,167)
Other (loss) gains	(2,707,859)	(2,537,269)	(3,387,377)
Finance income	3,940,244	11,194,375	9,661,692
Financial expenses	(55,014,660)	(55,220,369)	(51,374,971)
Share of profit (loss) of investments in associates and joint ventures accounted for using the equity method	1,411,179	(80,360)	(262,582)
Foreign exchange differences	(1,449,256)	(1,370,910)	(67,518)
Income by indexation units	(5,085,140)	(3,762,930)	(6,378,375)
Net income before income taxes	153,015,601	170,798,359	140,856,204
Income tax expense	(55,564,855)	(51,797,634)	(48,807,093)
Net income	97,450,746	119,000,725	92,049,111
Net income attributable to
Equity holders of the parent	96,603,371	117,835,790	90,525,991
Non-controlling interests	847,375	1,164,935	1,523,120
Net income	$ 97,450,746	$ 119,000,725	$ 92,049,111
Series A Share
Earnings per Share, basic and diluted
Earnings per share	$ 97.20	$ 118.56	$ 91.08
Series B Share
Earnings per Share, basic and diluted
Earnings per share	$ 106.92	$ 130.42	$ 100.19